Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Cash flows provided by (used in) operating activities:
Net loss	$ (623,400,000)	[1]	$ (458,800,000)	[1]	$ (849,800,000)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	495,400,000		509,400,000		549,000,000
Amortization of deferred financing costs	31,000,000		11,100,000		11,200,000
Stock-based compensation expense	38,300,000		16,000,000		12,700,000
Realized gain on investments	(200,000)		(2,000,000)		(4,900,000)
Recovery of doubtful accounts receivable	(4,900,000)		(5,300,000)		(6,200,000)
Loss on impairment of investments	0		20,100,000		0
Intangible assets impairment charge	567,400,000		529,800,000		941,400,000
Property, plant and equipment impairment charge	0		400,000		17,000,000
Deferred income taxes	(215,500,000)		(204,300,000)		(271,300,000)
Loss on extinguishment of debt	155,200,000		0		1,200,000
Other	17,700,000		(4,500,000)		(28,000,000)
Changes in operating assets and liabilities:
Accounts receivable	(40,400,000)		(36,600,000)		14,500,000
Inventories	(36,000,000)		13,400,000		(43,900,000)
Prepaid expenses	30,500,000		(12,300,000)		(4,500,000)
Accounts payable	(3,400,000)		28,900,000		(800,000)
Income taxes	(38,400,000)		(29,000,000)		46,000,000
Accrued interest	(300,000)		(7,600,000)		(6,100,000)
Accrued expenses and other	95,500,000		8,600,000		2,600,000
Net cash provided by operating activities	468,500,000		377,300,000		380,100,000
Cash flows provided by (used in) investing activities:
Proceeds from sales/maturities of investments	5,500,000		42,100,000		59,300,000
Purchases of investments	(6,400,000)		(400,000)		(78,700,000)
Net proceeds from sale of property and equipment	14,000,000		14,700,000		6,800,000
Capital expenditures	(204,000,000)		(179,300,000)		(174,000,000)
Acquisitions, net of cash acquired - Trauma Acquisition	(280,000,000)		0		0
Acquisitions, net of cash acquired	(17,700,000)		(21,100,000)		(18,400,000)
Net cash used in investing activities	(488,600,000)		(144,000,000)		(205,000,000)
Debt:
Proceeds under European facilities	0		0		300,000
Payments under European facilities	(1,300,000)		(1,400,000)		(2,000,000)
Payments under senior secured credit facilities	(33,500,000)		(35,400,000)		(34,800,000)
Proceeds under revolvers/facility	86,600,000		0		0
Payments under revolvers/facility	(80,600,000)		0		0
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396,200,000		0		0
Tender/retirement of senior notes due 2017 and term loans	(3,423,000,000)		0		(11,200,000)
Payment of fees related to refinancing activities	(79,000,000)		0		0
Equity:
Repurchase of LVB Acquisition, Inc. shares	(100,000)		(1,300,000)		(3,700,000)
Net cash used in financing activities	(134,700,000)		(38,100,000)		(51,400,000)
Effect of exchange rate changes on cash	18,000,000		(30,600,000)		15,000,000
Increase (decrease) in cash and cash equivalents	(136,800,000)		164,600,000		138,700,000
Cash and cash equivalents, beginning of period	492,400,000		327,800,000		189,100,000
Cash and cash equivalents, end of period	355,600,000		492,400,000		327,800,000
Supplemental disclosures of cash flow information:
Interest	388,600,000		477,100,000		494,100,000
Income taxes	81,500,000		95,000,000		42,300,000
Biomet, Inc. [Member]
Cash flows provided by (used in) operating activities:
Net loss	(623,400,000)	[1]	(458,800,000)	[1]	(849,800,000)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	495,400,000		509,400,000		549,000,000
Amortization of deferred financing costs	31,000,000		11,100,000		11,200,000
Stock-based compensation expense	38,300,000		16,000,000		12,700,000
Realized gain on investments	(200,000)		(2,000,000)		(4,900,000)
Recovery of doubtful accounts receivable	(4,900,000)		(5,300,000)		(6,200,000)
Loss on impairment of investments	0		20,100,000		0
Intangible assets impairment charge	567,400,000		529,800,000		941,400,000
Property, plant and equipment impairment charge	0		400,000		17,000,000
Deferred income taxes	(215,500,000)		(204,300,000)		(271,300,000)
Loss on extinguishment of debt	155,200,000		0		1,200,000
Other	17,700,000		(4,500,000)		(28,000,000)
Changes in operating assets and liabilities:
Accounts receivable	(40,400,000)		(36,600,000)		14,500,000
Inventories	(36,000,000)		13,400,000		(43,900,000)
Prepaid expenses	30,500,000		(12,300,000)		(4,500,000)
Accounts payable	(3,400,000)		28,900,000		(800,000)
Income taxes	(38,400,000)		(29,000,000)		46,000,000
Accrued interest	(300,000)		(7,600,000)		(6,100,000)
Accrued expenses and other	95,500,000		8,600,000		2,600,000
Net cash provided by operating activities	468,500,000		377,300,000		380,100,000
Cash flows provided by (used in) investing activities:
Proceeds from sales/maturities of investments	5,500,000		42,100,000		59,300,000
Purchases of investments	(6,400,000)		(400,000)		(78,700,000)
Net proceeds from sale of property and equipment	14,000,000		14,700,000		6,800,000
Capital expenditures	(204,000,000)		(179,300,000)		(174,000,000)
Acquisitions, net of cash acquired - Trauma Acquisition	(280,000,000)		0		0
Acquisitions, net of cash acquired	(17,700,000)		(21,100,000)		(18,400,000)
Net cash used in investing activities	(488,600,000)		(144,000,000)		(205,000,000)
Debt:
Proceeds under European facilities	0		0		300,000
Payments under European facilities	(1,300,000)		(1,400,000)		(2,000,000)
Payments under senior secured credit facilities	(33,500,000)		(35,400,000)		(34,800,000)
Proceeds under revolvers/facility	86,600,000		0		0
Payments under revolvers/facility	(80,600,000)		0		0
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396,200,000		0		0
Tender/retirement of senior notes due 2017 and term loans	(3,423,000,000)		0		(11,200,000)
Payment of fees related to refinancing activities	(79,000,000)		0
Equity:
Repurchase of LVB Acquisition, Inc. shares	(100,000)		(1,300,000)		(3,700,000)
Net cash used in financing activities	(134,700,000)		(38,100,000)		(51,400,000)
Effect of exchange rate changes on cash	18,000,000		(30,600,000)		15,000,000
Increase (decrease) in cash and cash equivalents	(136,800,000)		164,600,000		138,700,000
Cash and cash equivalents, beginning of period	492,400,000		327,800,000		189,100,000
Cash and cash equivalents, end of period	355,600,000		492,400,000		327,800,000
Supplemental disclosures of cash flow information:
Interest	388,600,000		477,100,000		494,100,000
Income taxes	$ 81,500,000		$ 95,000,000		$ 42,300,000

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.